Provisions - Employee obligations - South Africa - (Details) - South Africa - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of medical aid	1.00%
Change in provision due to reasonably possible change in the cost of medical aid	$ 378	$ 562
Disclosure of fair value of plan assets [abstract]
Cash	1.84%	1.50%
Equity	41.70%	42.25%
Bond	18.53%	15.64%
Property	1.68%	2.78%
International	32.02%	32.51%
Others	4.23%	5.32%
Total	100.00%	100.00%
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 4,601	$ 5,429
Current service cost	47	90
Borrowing costs	435	511
Actuarial differences	(1,238)	(1,291)
Benefits paid	(278)	(254)
Exchange differences	(106)	116
Obligations at end of year	3,461	4,601
Plan assets [member]
Ifrs Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	2,126	1,906
Interest income on assets	200	194
Actuarial differences	(77)	(81)
Other	(45)	107
Fair value of plan assets at the end of the year	2,204	2,126
Actual return on assets	$ 122	$ 113